Schedule of Investments (unaudited)	iShares® MSCI Sweden ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 13.2%
Nordea Bank Abp	2,540,616	$27,190,109
Skandinaviska Enskilda Banken AB, Class A	1,276,215	16,291,066
Svenska Handelsbanken AB, Class A	1,143,748	12,794,446
Swedbank AB, Class A	710,130	12,742,277
		69,017,898
Building Products — 7.0%
Assa Abloy AB, Class B	785,952	24,073,655
Nibe Industrier AB, Class B	1,117,844	12,140,883
		36,214,538
Capital Markets — 1.3%
EQT AB	187,303	6,758,795

Commercial Services & Supplies — 0.8%
Securitas AB, Class B	246,170	3,931,275

Communications Equipment — 5.8%
Telefonaktiebolaget LM Ericsson, Class B	2,288,758	30,317,634

Construction & Engineering — 1.4%
Skanska AB, Class B	266,545	7,479,931

Diversified Financial Services — 10.7%
Industrivarden AB, Class A	83,999	3,407,538
Industrivarden AB, Class C	125,547	4,919,455
Investor AB, Class B	1,428,671	32,936,445
Kinnevik AB(a)	194,138	3,693,792
Kinnevik AB, Class B	188,234	7,172,295
L E Lundbergforetagen AB, Class B	59,749	3,748,013
		55,877,538
Diversified Telecommunication Services — 1.7%
Telia Co. AB	2,084,202	9,077,350

Electronic Equipment, Instruments & Components — 4.2%
Hexagon AB, Class B	1,544,842	21,989,045

Entertainment — 1.1%
Embracer Group AB(a)	200,745	5,970,096

Food & Staples Retailing — 0.7%
ICA Gruppen AB	79,068	3,819,218

Hotels, Restaurants & Leisure — 4.9%
Evolution AB(b)	133,197	25,465,518

Household Durables — 1.9%
Electrolux AB, Series B	176,402	4,990,053
Husqvarna AB, Class B	328,768	4,805,025
		9,795,078
Household Products — 3.2%
Essity AB, Class B	477,215	16,448,490

Industrial Conglomerates — 0.8%
Investment AB Latour, Class B	116,394	3,971,401

Machinery — 26.8%
Alfa Laval AB	246,624	9,283,293
Security	Shares	Value

Machinery (continued)
Atlas Copco AB, Class A	526,569	$31,910,905
Atlas Copco AB, Class B	305,990	15,745,442
Epiroc AB, Class A	516,765	11,675,825
Epiroc AB, Class B	305,342	6,081,073
Sandvik AB	885,264	23,266,569
SKF AB, Class B	299,057	8,048,158
Volvo AB, Class A	157,427	4,217,870
Volvo AB, Class B	1,121,035	29,268,626
		139,497,761
Metals & Mining — 1.7%
Boliden AB	214,383	8,583,737

Oil, Gas & Consumable Fuels — 1.0%
Lundin Energy AB	156,591	5,372,785

Paper & Forest Products — 1.5%
Svenska Cellulosa AB SCA, Class B	474,808	7,864,529

Real Estate Management & Development — 1.0%
Fastighets AB Balder, Class B(a)	82,273	5,220,641

Software — 1.4%
Sinch AB(a)	39,661	7,306,467

Specialty Retail — 2.8%
H & M Hennes & Mauritz AB, Class B(a)	572,693	14,595,059

Tobacco — 2.3%
Swedish Match AB	1,271,891	11,776,597

Wireless Telecommunication Services — 1.0%
Tele2 AB, Class B	389,372	5,228,640

Total Common Stocks — 98.2%
(Cost: $427,071,967)		511,580,021

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	210,000	210,000

Total Short-Term Investments — 0.0%
(Cost: $210,000)		210,000

Total Investments in Securities — 98.2%
(Cost: $427,281,967)		511,790,021

Other Assets, Less Liabilities — 1.8%		9,362,836

Net Assets—100.0%		$521,152,857

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,686,386	$—		$(3,685,184	)(b)	$(2,003)	$801	$—	$—	$1,832	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	130,000	(b)	—		—	—	210,000	210,000	69		—
						$(2,003)	$801	$210,000		$1,901		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
OMXS 30 Index	351	06/18/21	$9,486	$(20,282)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,184,491	EUR	991,191	SCB	06/18/21	$(27,958)
USD	7,662,871	SEK	65,192,175	SCB	06/18/21	(202,425)
						(230,383)
	Net unrealized depreciation			.	.	$(230,383)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$25,682,837	$485,897,184	$—	$511,580,021
Money Market Funds	210,000	—	—	210,000
	$25,892,837	$485,897,184	$—	$511,790,021
Derivative financial instruments(a)
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(230,383)	$—	$(230,383)
Futures Contracts	(20,282)	—	—	(20,282)
	$(20,282)	$(230,383)	$—	$(250,665)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

SCB	Standard Chartered Bank

Currency Abbreviations

EUR	Euro
SEK	Swedish Krona
USD	United States Dollar

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